Fees Summary	Oct. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 19,425,000
Previously Paid Amount	0.00
Total Fee Amount	2,682.59
Total Offset Amount	0.00
Net Fee	2,682.59
Narrative - Max Aggregate Offering Price	$ 19,425,000
Final Prospectus	true